Note 16 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2013	$115,059
2014	—
2015	—
2016	—
2017	—
Thereafter	—
Total minimum lease payments	$115,059